Issued capital - Schedule of detailed information of issued capital (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Balance, beginning of the year (Shares)	58,779	55,453
Beginning balance (Shares)	$ 247,164	$ 272,103
Exercise of warrants (Shares)	5,723	2,953
Exercise of warrants	$ 2,638	$ 3,816
Exercise of share options (Shares)	156	81
Exercise of share options	$ 523	$ 417
Exercise of restricted share units (Shares)	69	40
Purchase consideration (Shares)	0	252
Purchase consideration		$ 4,366
Balance, end of the year (Shares)	64,727	58,779
Beginning balance (Shares)	$ 265,697	$ 247,164
Issued Capital [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of the year (Shares)	58,779	55,453
Beginning balance (Shares)	$ 406,214	$ 396,026
Exercise of warrants (Shares)	5,723	2,953
Exercise of warrants	$ 7,982	$ 6,136
Exercise of share options (Shares)	156	81
Exercise of share options	$ 944	$ 626
Exercise of restricted share units (Shares)	69	40
Exercise of restricted share units	$ 842	$ 1,183
Purchase consideration (Shares)		252
Purchase consideration	$ 0	$ 2,243
Balance, end of the year (Shares)	64,727	58,779
Beginning balance (Shares)	$ 415,982	$ 406,214